Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Components of Lease Expense

The components of lease expense were as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating lease cost	2,798	24,224	40,479	6,204
Finance lease cost	6,096	8,931	4,724	724
Short-term lease cost	—	1,661	2,208	338
	8,894	34,816	47,411	7,266

4. LEASE (Continued)

Schedule of Maturities of Lease Liabilities

Lessee Accounting (Continued)

Maturities of lease liabilities are as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
Year ending December 31, 2021	41,613	6,377	5,466	838
Year ending December 31, 2022	35,712	5,473	5,568	853
Year ending December 31, 2023	28,977	4,441	5,659	867
Year ending December 31, 2024	28,423	4,356	5,774	885
Year ending December 31, 2025 and thereafter	275,242	42,183	178,953	27,426
Total lease payments	409,967	62,830	201,420	30,869
Less imputed interest	(165,531)	(25,369)	(136,528)	(20,924)
Present value of lease liabilities	244,436	37,461	64,892	9,945

Summary of Other Supplemental Information Related to Leases

Other supplemental information related to leases is summarized below:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	2,703	21,092	40,275	6,172
Operating cash flows used in finance leases	4,956	6,599	6,008	921
Financing cash flows used in finance leases	75,691	9,230	18,441	2,826
Lease liabilities arising from obtaining right-of-use assets
Operating leases	1,357	13,044	8,091	1,240
Finance leases	62,404	178	708	109

	As at December 31,
	2019	2020
Weighted-average remaining lease term (years)
Operating leases	14.53	13.68
Finance leases	28.24	27.07
Weighted-average discount rate
Operating leases	8.58%	8.59%
Finance leases	9.06%	9.05%

Summary of Minimum Lease Payments Expected to be Collected	As of December 31, 2020, minimum lease payments expected to be collected were as follows:

	As at December 31, 2020
	RMB	US$
Year ending December 31, 2021	84,313	12,922
Year ending December 31, 2022	73,844	11,317
Year ending December 31, 2023	54,175	8,303
Year ending December 31, 2024	9,587	1,469
Year ending December 31, 2025 and thereafter	33,506	5,135
Total	255,425	39,146